Summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of presentation

  (a) Basis of presentation:

These unaudited condensed interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) applicable to annual financial information and with the rules and regulations of the United

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies: (Continued)

(a)	Basis of presentation: (Continued)

States Securities and Exchange Commission and the TSX Venture Exchange. The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Rooplay Media Ltd.	British Columbia, Canada	100%
Rooplay Media Kenya Limited	Kenya	100%
Shoal Media Inc.	Anguilla	100%
Shoal Games (UK) Plc	United Kingdom	99%
Shoal Media (UK) Ltd.	United Kingdom	100%

During the quarter ended March 31, 2023, Shoal Games (UK) Plc was discontinued.

In addition, there are the following dormant subsidiaries: Bingo.com (Antigua) Inc., Bingo.com (Wyoming) Inc., and Bingo Acquisition Corp.

All inter-company balances and transactions have been eliminated in the unaudited interim consolidated financial statements.

Use of estimates

  (b) Use of estimates:

The preparation of unaudited condensed interim consolidated financial statements in conformity with US GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and recognized revenues and expenses for the reporting periods.

Significant areas requiring the use of estimates include the collectability of accounts receivable, the valuation of stock-based compensation, the valuation of deferred tax assets and liabilities, the useful lives of intangible assets, the inputs used in assessing goodwill impairment, and the derivative liability – warrants valuation. Actual results may differ significantly from these estimates.

Revenue recognition

  (c) Revenue recognition:

In accordance with ASC 606, Revenue from Contracts with Customers, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services.

We derive substantially all of our revenue from the sale of Ad tech advertising revenue.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c)	Revenue recognition: (Continued)

To achieve this core principle, the Company applied the following five steps:

1) Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred, whose impression count will form the basis of the revenue and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services, the Company must apply judgment to determine whether promised services are capable of being distinct and distinct in the context of the contract. If these criteria are not met the promised services are accounted for as a combined performance obligation.

3) Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer. None of the Company’s contracts contain financing or variable consideration components.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c)	Revenue recognition: (Continued)

available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

5) Recognize revenue when or as the Company satisfies a performance obligation

The Company satisfies performance obligations at a point in time as discussed in further detail under “Disaggregation of Revenue” below. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer.

Disaggregation of Revenue

All of the Company’s performance obligations, and associated revenue, are generally transferred to customers at a point in time. The Company has the following revenue streams:

1) Ad tech advertising revenue - The pricing and terms for all our in-game advertising arrangements are mostly governed by insertion order which generally stipulates the payment terms, the duration (usually short term in nature), the number of advertising units delivered (e.g. impressions, completed views, or cost per install) and the contractually agreed upon price per advertising unit. The Company has concluded that the delivery of the Ad tech advertising is delivered at a point in time and, as such, has concluded these deliveries are a single performance obligation. The Company invoices fees which are generally variable based on the arrangement, which would typically include the number of impressions delivered at a specified price per application. For impressions delivered, revenue is recognized in the month in which the Company delivers the application to the end consumer or the month when the campaign ends.

2) Programmatic advertising revenue - The Company generally offers these services under a programmatic bid on a Cost-per-Impression (CPM) basis. Our customers upload their advertisements into a demand side platform which then connects to our SDK through an exchange platform and on a bid system agree on the CPM rate and the impressions to be served.

The Company has concluded that the delivery of the Programmatic advertising is delivered at the earlier of month end or at a point in time and, as such, has concluded these deliveries are a single performance obligation. The Company is deemed to be the principal in the transaction and therefore recognizes the revenue on a gross basis and commissions are recognized as cost of sales. The Company invoices fees which are generally variable based on the arrangement, which would typically include the number of impressions delivered at a specified price per application. For

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c)	Revenue recognition: (Continued)

impressions delivered, revenue is recognized in the month in which the Company delivers the application to the end consumer or the month when the campaign ends.

3) Content revenue – The Company recognizes content revenue on the following forms of revenue:

a) Carriers and OEMs - The Company generally offers these services under a customer contract per tablet device license fee model with OEMs. Monthly or quarterly license fees are based on the OEM agreement with the number of devices the Kidoz Kid Mode is installed upon.

b) Rooplay - The Company generates revenue through subscriptions or premium sales of Rooplay, (www.rooplay.com) the cloud-based EduGame system for kids to learn and play within its games on smartphones and tablet devices, such as Apple’s iPhone and iPad, and mobile devices utilizing Google’s Android operating system. The revenue is recognized net of platform fees.

c) Rooplay licensing - The Company licenses its branded educational games under a monthly cost per game agreement license fee model. Monthly license fees are based on the number of games licensed.

d) In App purchases - The Company generates revenue through in-application purchases (“in-app purchases”) within its games; (i.e. Trophy Bingo (www.trophybingo.com)) on smartphones and tablet devices, such as Apple’s iPhone and iPad, and mobile devices utilizing Google’s Android operating system. Users can download the Company’s free-to-play games through Android, and Amazon, iOS and pay to acquire virtual currency which can be redeemed in the game for power plays. The initial download of the mobile game from the Digital Storefront does not create a contract under ASC 606 because of the lack of commercial substance; however, the separate election by the player to make an in-application purchase satisfies the criterion thus creating a contract under ASC 606.

The Company has identified the following performance obligations in these contracts:

i. Ongoing game related services such as hosting of game play, storage of customer content, when and if available content updates, maintaining the virtual currency management engine, tracking gameplay statistics, matchmaking as it relates to multiple player gameplay, etc.

ii. Obligation to the paying player to continue displaying and providing access to the virtual items within the game.

Neither of these obligations are considered distinct since the actual mobile game and the related ongoing services are both required to purchase and benefit from the related virtual items. As such,

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c)	Revenue recognition: (Continued)

the Company’s performance obligations represent a single combined performance obligation which is to make the game and the ongoing game related services available to the players. The revenue is recognized net of platform fees.

Software development costs

  (d) Software development costs:

The Company expenses all software development costs as incurred for the period ended September 30, 2023 and 2022. As at September 30, 2023, and December 31, 2022, all capitalized software development costs have been fully amortized and the Company has no capitalized software development costs.

Total software development costs were $15,276,285 as at September 30, 2023 (December 31, 2022 - $13,056,478).

Derivative liability – warrants

  (e) Derivative liability – warrants

The Company’s warrants have an exercise price in Canadian dollars whilst the Company’s functional currency is US Dollars. Therefore, in accordance with ASU 815 – Derivatives and Hedging, the warrants have a derivative liability value. This liability value has no effect on the cashflow of the Company and does not represent a cash payment of any kind.

Impairment of long-lived assets and long-lived assets to be disposed of

  (f) Impairment of long-lived assets and long-lived assets to be disposed of:

The Company identified the following intangible assets in the acquisition of Kidoz Ltd. Finite life intangible assets are recorded at historical cost less accumulated amortization based on their estimated useful life and any impairment is determined in accordance with ASC 360. The Company does not have any indefinite life intangible assets. Amortization is provided for annually on the straight-line method over the following periods:

Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationship	8 years

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount and the fair value less costs to sell.

Goodwill

  (g) Goodwill:

The Company accounts for goodwill in accordance with the provisions of ASC 350, Intangibles-Goodwill and Others. Goodwill is the excess of the purchase price over the fair value of identifiable assets acquired, less liabilities assumed, in a business combination. The Company reviews goodwill for impairment. Goodwill is not amortized but is evaluated for impairment at least annually or

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(g)	Goodwill: (Continued)

whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount may not be recoverable.

The goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss and compares the fair value of a reporting unit with its carrying amount and is based on discounted future cash flows, based on market multiples applied to free cash flow. The determination of the fair value of our reporting units requires management to make significant estimates and assumptions including the selection of control premiums, discount rates, terminal growth rates, forecasts of revenue and expense growth rates, income tax rates, changes in working capital, depreciation, amortization and capital expenditures. Changes in assumptions concerning future financial results, exogenous market conditions, or other underlying assumptions could have a significant impact on either the fair value of the reporting unit or the amount of the goodwill impairment charge. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

During the year ended December 31, 2022, the Company determined there was no impairment of the goodwill.

New accounting pronouncements and changes in accounting policy

  (h) New accounting pronouncements and changes in accounting policy:

The Company has evaluated all of the recently issued, but not yet effective, accounting standards that have been issued or proposed by the Financial Accounting Standards Board or other standards-setting bodies through the filing date of these unaudited consolidated financial statements and does not believe the future adoption of any such pronouncements will have a material impact on its consolidated financial statements.

Financial instruments and fair value measurements

  (i) Financial instruments and fair value measurements:

(i) Fair values:

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on measurement date. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(i)	Financial instruments and fair value measurements: (Continued)

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1. In some cases where market prices are not available, we make use of observable market-based inputs to calculate fair value, in which case the measurements are classified within Level 2. If quoted or observable market prices are not available, fair value is based upon valuations in which one or more significant inputs are unobservable, including internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates. These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Fair value measurement includes the consideration of nonperformance risk. Nonperformance risk refers to the risk that an obligation (either by a counterparty) will not be fulfilled. For financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price. For certain other financial assets and liabilities (certain Level 2 and Level 3), our fair value calculations have been adjusted accordingly.

The fair value of accounts receivable, accounts payable, accrued liabilities, and accounts payable, accrued liabilities - related party and the government CEBA loan approximate their financial statement carrying amounts due to the short-term maturities of these instruments and are therefore carried at their historical cost basis.

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset. The Company’s cash and long-term cash equivalents were measured using Level 1 inputs. Stock-based compensation and derivative liability – warrants were measured using Level 2 inputs. Goodwill impairment was measured using Level 3 inputs.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(i)	Financial instruments and fair value measurements: (Continued)

(ii) Foreign currency risk:

The Company operates internationally, which gives rise to the risk that cash flows may be adversely impacted by exchange rate fluctuations. The Company has not entered into any forward exchange contracts or other derivative instrument to hedge against foreign exchange risk.